Basic and diluted loss per share (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Millions				12 Months Ended
	Jan. 24, 2025 shares	Dec. 23, 2024 USD ($) $ / shares shares	Sep. 20, 2024	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares
Loss per share
Net loss for the period, basic | £				£ (781,240)	£ (59,946)	£ (94,375)
Net loss for the period, diluted | £				£ (781,240)	£ (59,946)	£ (94,375)
Basic loss per share | £ / shares				£ (38.46)	£ (3.13)	£ (5.26)
Diluted loss per share | £ / shares				£ (38.46)	£ (3.13)	£ (5.26)
Weighted average issued shares, basic				20,315,572	19,125,061	17,947,038
Weighted average issued shares, diluted				20,315,572	19,125,061	17,947,038
Stock split conversion ratio			0.1
Convertible loan notes
Loss per share
Market value per share | $ / shares		$ 7.42
Ordinary shares		47,343,585
Convertible loan notes | First half of principal amount
Loss per share
Original Debt, Amount | $		$ 130
Conversion price (Per share price) | $ / shares		$ 2.75
Convertible instruments
Loss per share
Number of potential ordinary shares				37,198,531
Convertible instruments | Convertible loan notes
Loss per share
Number of potential ordinary shares				37,198,531
Underwritten public offering | Share transaction
Loss per share
Issuance of units	15,000,000
Number of shares per unit	1
Underwritten public offering | Share transaction | Tranche A Warrant
Loss per share
Number of warrant per unit	0.5
Underwritten public offering | Share transaction | Tranche B Warrant
Loss per share
Number of warrant per unit	0.5